Goodwill and intangible assets - Schedule of goodwill and intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	€ 6,538	€ 6,590
Intangible assets and goodwill at end of period	7,395	6,538
Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	16,666	16,522
Additions	161	97
Acquisitions through business combinations	1,944	33
Assets held for sale		(208)
Disposals and retirements	(14)	(293)
Translation differences	(1,203)	515
Intangible assets and goodwill at end of period	17,554	16,666
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(10,128)	(9,932)
Assets held for sale		165
Impairment	(18)
Disposals and retirements	12	278
Translation differences	496	(249)
Amortization	(521)	(390)
Intangible assets and goodwill at end of period	(10,159)	(10,128)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	5,736	5,504
Intangible assets and goodwill at end of period	5,996	5,736
Goodwill | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	6,873	6,629
Additions	0	0
Acquisitions through business combinations	833	33
Assets held for sale		(38)
Disposals and retirements	0	(11)
Translation differences	(596)	260
Intangible assets and goodwill at end of period	7,110	6,873
Goodwill | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(1,137)	(1,125)
Assets held for sale		0
Impairment	0
Disposals and retirements	0	0
Translation differences	23	(12)
Amortization	0	0
Intangible assets and goodwill at end of period	(1,114)	(1,137)
Intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	802	1,086
Intangible assets and goodwill at end of period	1,399	802
Intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	9,793	9,893
Additions	161	97
Acquisitions through business combinations	1,111	0
Assets held for sale		(170)
Disposals and retirements	(14)	(282)
Translation differences	(607)	255
Intangible assets and goodwill at end of period	10,444	9,793
Intangible assets | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(8,991)	(8,807)
Assets held for sale		165
Impairment	(18)
Disposals and retirements	12	278
Translation differences	473	(237)
Amortization	(521)	(390)
Intangible assets and goodwill at end of period	€ (9,045)	€ (8,991)